Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: April 10, 2025

Payment Date	4/15/2025
Collection Period Start	3/1/2025
Collection Period End	3/31/2025
Interest Period Start	3/17/2025
Interest Period End	4/14/2025

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$49,407,168.22	$13,767,314.86	$35,639,853.36	0.163576	Oct-26
Class A-2b Notes	$49,407,168.22	$13,767,314.85	$35,639,853.37	0.163576	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$591,604,336.44	$27,534,629.71	$564,069,706.73

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$644,344,414.34	$614,443,183.36	0.499966
YSOC Amount	$49,919,869.61	$47,553,268.34
Adjusted Pool Balance	$594,424,544.73	$566,889,915.02
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$49,407,168.22	5.91000%	30/360	$243,330.30
Class A-2b Notes	$49,407,168.22	4.93867%	ACT/360	$196,560.15
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$591,604,336.44			$2,796,405.29

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$644,344,414.34	$614,443,183.36
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$594,424,544.73	$566,889,915.02
Number of Receivables Outstanding	38,206	37,351
Weighted Average Contract Rate	5.16%	5.16%
Weighted Average Remaining Term (months)	39.7	38.8

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,611,776.30
Principal Collections	$29,659,479.41
Liquidation Proceeds	$179,812.29
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$32,451,068.00
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$32,451,068.00

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$536,953.68	$536,953.68	$—	$—	$31,914,114.32
Interest - Class A-1 Notes	$—	$—	$—	$—	$31,914,114.32
Interest - Class A-2a Notes	$243,330.30	$243,330.30	$—	$—	$31,670,784.02
Interest - Class A-2b Notes	$196,560.15	$196,560.15	$—	$—	$31,474,223.87
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$29,554,787.87
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$29,252,385.54
First Allocation of Principal	$—	$—	$—	$—	$29,252,385.54
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$29,207,493.37
Second Allocation of Principal	$2,174,421.42	$2,174,421.42	$—	$—	$27,033,071.95
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$26,988,179.78
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$15,718,179.78
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,673,287.61
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,403,287.61
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,403,287.61
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,583,079.32
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,583,079.32
Remaining Funds to Certificates	$1,583,079.32	$1,583,079.32	$—	$—	$—
Total	$32,451,068.00	$32,451,068.00	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$49,919,869.61
Increase/(Decrease)	$(2,366,601.27)
Ending YSOC Amount	$47,553,268.34

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$594,424,544.73	$566,889,915.02
Note Balance	$591,604,336.44	$564,069,706.73
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	24	$241,751.57
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	112	$179,812.29
Monthly Net Losses (Liquidation Proceeds)			$61,939.28
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.39%
Second Preceding Collection Period			0.09%
Preceding Collection Period			(0.25)%
Current Collection Period			0.12%
Four-Month Average Net Loss Ratio			0.09%
Cumulative Net Losses for All Periods			$2,073,475.89
Cumulative Net Loss Ratio			0.17%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.24%	71	$1,479,044.34
60-89 Days Delinquent	0.07%	20	$427,387.46
90-119 Days Delinquent	0.04%	9	$253,175.79
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.35%	100	$2,159,607.59

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$110,437.00
Total Repossessed Inventory		9	$191,231.77

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		29	$680,563.25
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.06%
Second Preceding Collection Period			0.09%
Preceding Collection Period			0.12%
Current Collection Period			0.11%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.35	0.06%	19	0.05%